Label	Element	Value
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2015
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 16, 2015
Central Index Key	dei_EntityCentralIndexKey	0000946110
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2015
Document Type	dei_DocumentType	497
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Volaris US Strategies Fund | Class A (Credit Suisse Volaris US Strategies Fund)
Trading Symbol	dei_TradingSymbol	VAEAX
Credit Suisse Volaris US Strategies Fund | Class C (Credit Suisse Volaris US Strategies Fund)
Trading Symbol	dei_TradingSymbol	VAECX
Credit Suisse Volaris US Strategies Fund | Class I (Credit Suisse Volaris US Strategies Fund)
Trading Symbol	dei_TradingSymbol	VAEIX